Precidian ETFs Trust

Prospectus

September 20, 2024

Precidian ETFs Trust (“Trust”) is a registered investment company consisting of separate investment portfolios called “Series.” This Prospectus relates solely to the following Series:

Name	Ticker Symbol
Anheuser-Busch InBev SA/NV ADRhedged™	BUDH
AstraZeneca PLC ADRhedged™	AZNH
Banco Santander S.A. ADRhedged™	SANH
BP p.l.c. ADRhedged™	BPH
British American Tobacco p.l.c. ADRhedged™	BTIH
Diageo plc ADRhedged™	DEOH
GSK plc ADRhedged™	GSKH
HSBC Holdings plc ADRhedged™	HSBH
Mitsubishi UFJ Financial Group, Inc. ADRhedged™	MUFH
Novartis AG ADRhedged™	NVSH
Novo Nordisk A/S (B Shares) ADRhedged™	NVOH
Shell plc ADRhedged™	SHEH
Sanofi ADRhedged™	SNYH
SAP SE ADRhedged™	SAPH
TotalEnergies SE ADRhedged™	TTEH
Toyota Motor Corporation ADRhedged™	TMH
Vodafone Group Plc ADRhedged™	VODH

Each Series is an exchange-traded fund. This means that Shares of the Series are listed on Cboe BZX Exchange, Inc. (the “Exchange”) and trade at market prices. The market price for a Series Shares may be different from its net asset value per share (“NAV”).

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured	May Lose Value	No Bank Guarantee

TABLE OF CONTENTS

ANHEUSER-BUSCH INBEV SA/NV ADRhedged™

Investment Objective

The Anheuser-Busch InBev SA/NV ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Anheuser-Busch InBev SA/NV in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Series (“Shares”). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No Shareholder fees are levied by the Series for purchases and sales made on the Secondary Market.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Anheuser-Busch InBev SA/NV (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Anheuser-Busch InBev SA/NV

Anheuser-Busch InBev SA/NV is a multinational drink and brewing company based in Leuven, Belgium.

Anheuser-Busch InBev SA/NV is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Anheuser-Busch InBev SA/NV pursuant to the Exchange Act can be located by reference to the SEC file number 001-37911 through the SEC’s website at www.sec.gov. In addition, information regarding Anheuser-Busch InBev SA/NV may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in Belgium. The risks of investing in the securities of a Belgium company include risks of lack of natural resources. Any fluctuation or shortage in the commodity markets could have a negative impact on the Belgian economy.

Investing in the European Union (“EU”) Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the Brussels Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the beverages industry or Belgium. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Beverages Industry Risk. The Series is subject to the risks faced by companies in the beverage industry, including: changes in demand for products, demographic and product trends and general economic conditions; effects of competitive pricing, environmental factors, marketing campaigns and consumer boycotts; and adverse effects from governmental regulation and oversight. The beverage industry may also be affected by risks that affect the broader consumer staples industry.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants. The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ASTRAZENECA PLC ADRhedged™

Investment Objective

The AstraZeneca PLC ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of AstraZeneca PLC in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Series (“Shares”). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No Shareholder fees are levied by the Series for purchases and sales made on the Secondary Market.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of AstraZeneca PLC (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the British pound (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

AstraZeneca PLC

AstraZeneca PLC is a British-Swedish multinational pharmaceutical and biotechnology company with its headquarters at the Cambridge Biomedical Campus in Cambridge, England.

AstraZeneca PLC is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by AstraZeneca PLC pursuant to the Exchange Act can be located by reference to the SEC file number 001-11960 through the SEC’s website at www.sec.gov. In addition, information regarding AstraZeneca PLC may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in the United Kingdom (“UK”). The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union (“EU”) economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.

Investing in the EU Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the London Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the pharmaceutical industry or England. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Pharmaceutical Industry Risk. The profitability of companies in the pharmaceutical industry is highly dependent on the development, procurement and marketing of drugs and the development, protection and exploitation of intellectual property rights and other proprietary information. These companies may be significantly affected by such events as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. Many pharmaceutical companies face intense competition from new products and less costly generic products. In addition, the process for obtaining regulatory approval from the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there is no assurance that the necessary approvals will be obtained or maintained by these companies.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants. The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

BANCO SANTANDER S.A. ADRhedged™

Investment Objective

The Banco Santander S.A. ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Banco Santander S.A. in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Series (“Shares”). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No Shareholder fees are levied by the Series for purchases and sales made on the Secondary Market.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of Banco Santander S.A. (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Banco Santander S.A.

Banco Santander S.A. is a multinational financial services company based in Madrid and Santander in Spain. Banco Santander S.A. attracts deposits and offers retail, commercial and private banking, and asset management services. The Bank offers consumer credit, mortgage loans, lease financing, factoring, mutual funds, pension funds, insurance, commercial credit, investment banking services, structured finance, and advice on mergers and acquisitions.

Banco Santander S.A. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Banco Santander S.A. pursuant to the Exchange Act can be located by reference to the SEC file number 001-12518 through the SEC’s website at www.sec.gov. In addition, information regarding Banco Santander S.A. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources. The ordinary shares underlying the ADRs are traded on the BME Spanish Exchange (Continuous Market).

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in Spain. The risks of investing in the securities of a Spanish company include legal, regulatory, political, currency, security, and economic risk specific to Spain. Among other things, Spain’s economy has been characterized by slow growth over the past few years due to factors such as low housing sales and construction declines, and the international credit crisis.

Investing in the European Union (“EU”) Risk. Investments in certain countries in the European Union are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Spain. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the Spanish stock exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the banking industry or Spain. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Banking Industry Risk. Companies within the banking industry can be significantly affected by extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge and amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Banks may also be subject to severe price competition. These risks can be exacerbated if a particular region in which a bank operates experiences economic decline. The regional banking industry is highly competitive and thus, failure to maintain or increase market share may result in regional bank failures or mergers with larger, or multi-national banks.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants. The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

BP P.L.C. ADRhedged™

Investment Objective

The BP p.l.c. ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of BP p.l.c. in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Series (“Shares”). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No Shareholder fees are levied by the Series for purchases and sales made on the Secondary Market.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of BP p.l.c. (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the British pound (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

BP p.l.c.

BP p.l.c. is a British multinational oil and gas company headquartered in London, England. BP p.l.c.’s upstream operations include exploration, development and production of oil and natural gas, field development and production; and midstream operations include transportation, and marketing and trading of natural gas, including liquefied natural gas (LNG), and natural gas liquids (NGLs). BP p.l.c.’s downstream operations include marketing, transportation, refining, manufacturing, supply and trading of crude oil, petroleum, petrochemical products and provision of related services to wholesale and retail customers. BP p.l.c. provides fuel, energy, lubricants and petrochemicals to customers.

BP p.l.c. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by BP p.l.c. pursuant to the Exchange Act can be located by reference to the SEC file number 001-06262 through the SEC’s website at www.sec.gov. In addition, information regarding BP p.l.c. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in the United Kingdom (“UK”). The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union (“EU”) economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.

Investing in the EU Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU, such as the UK which has announced its intention to exit, would place its currency and banking system in jeopardy. The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the London Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company; the oil, gas, and consumable fuels industry; or England. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Oil, Gas, and Consumable Fuels Industry Risk. The oil, gas, and consumable fuels industry is affected by worldwide energy prices and exploration and production costs. Companies in the oil, gas, and consumable fuels industry may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These companies may also be at risk for increased government regulation and intervention, litigation, and negative publicity and public perception.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares “Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants. The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

BRITISH AMERICAN TOBACCO P.L.C. ADRhedged™

Investment Objective

The British American Tobacco p.l.c. ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of British American Tobacco p.l.c. in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Series (“Shares”). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No Shareholder fees are levied by the Series for purchases and sales made on the Secondary Market.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the British American Tobacco p.l.c. (the “Company”).  The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the English pound (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

British American Tobacco p.l.c.

British American Tobacco p.l.c.  is a British multinational company that manufactures and sells cigarettes, tobacco and other nicotine products.

British American Tobacco p.l.c. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by British American Tobacco p.l.c. pursuant to the Exchange Act can be located by reference to the SEC file number 001-38159 through the SEC’s website at www.sec.gov. In addition, information regarding British American Tobacco p.l.c. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in the United Kingdom (“UK”). The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union (“EU”) economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.

Investing in the EU Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU , such as the UK which has announced its intention to exit, would place its currency and banking system in jeopardy.  The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the London Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective.  The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the tobacco industry or England. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Tobacco Industry Risk. The Series is subject to the risks faced by companies in the tobacco industry, including: changes in demand for products, demographic and product trends and general economic conditions; effects of competitive pricing, environmental factors, marketing campaigns and consumer boycotts; and adverse effects from governmental regulation and oversight. The tobacco industry may also be affected by additional risks, including: smoking and health litigation; governmental and private bans and restrictions on smoking; and actual and proposed price controls on tobacco products. The tobacco industry may also be affected by risks that affect the broader consumer staples industry.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk.  The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”).  The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust.  If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants.  The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIAGEO PLC ADRhedged™

Investment Objective

The Diageo plc ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Diageo plc in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Series (“Shares”). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No Shareholder fees are levied by the Series for purchases and sales made on the Secondary Market.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Diageo plc (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the British pound (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Diageo plc

Diageo plc British multinational alcoholic beverage company, with its headquarters in London, England. Diageo plc produces, and markets alcoholic beverages including vodkas, whiskeys, tequilas, gins, and beer.

Diageo plc is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Diageo plc pursuant to the Exchange Act can be located by reference to the SEC file number 001-10691 through the SEC’s website at www.sec.gov. In addition, information regarding Diageo plc may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in the United Kingdom (“UK”). The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union (“EU”) economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.

Investing in the EU Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU would place its currency and banking system in jeopardy.  The exit by any member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the London Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective.  The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the beverages industry or England. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Beverages Industry Risk. The Series is subject to the risks faced by companies in the beverage industry, including: changes in demand for products, demographic and product trends and general economic conditions; effects of competitive pricing, environmental factors, marketing campaigns and consumer boycotts; and adverse effects from governmental regulation and oversight. The beverage industry may also be affected by risks that affect the broader consumer staples industry.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk.  The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”).  The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust.  If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants.  The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

GSK PLC ADRhedged™

Investment Objective

The GSK plc ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of GSK plc in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Series (“Shares”). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No Shareholder fees are levied by the Series for purchases and sales made on the Secondary Market.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of GSK plc (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the British pound (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

GSK plc

GSK plc British multinational pharmaceutical and biotechnology company with global headquarters in London. GSK PLC operates as a research-based pharmaceutical company. GlaxoSmithKline plc develops, manufactures, and markets vaccines, prescription, and over-the-counter medicines, as well as health-related consumer products.

GSK plc is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by GSKe plc pursuant to the Exchange Act can be located by reference to the SEC file number 001-15170 through the SEC’s website at www.sec.gov. In addition, information regarding GSK plc may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in the United Kingdom (“UK”). The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union (“EU”) economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.

Investing in the EU Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU , such as the UK which has announced its intention to exit, would place its currency and banking system in jeopardy.  The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the London Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective.  The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the pharmaceutical industry or England. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Pharmaceutical Industry Risk.  The profitability of companies in the pharmaceutical industry is highly dependent on the development, procurement and marketing of drugs and the development, protection and exploitation of intellectual property rights and other proprietary information. These companies may be significantly affected by such events as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. Many pharmaceutical companies face intense competition from new products and less costly generic products. In addition, the process for obtaining regulatory approval from the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there is no assurance that the necessary approvals will be obtained or maintained by these companies.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk.  The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares ("Shareholder").  The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust.  If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants.  The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

HSBC HOLDINGS PLC ADRhedged™

Investment Objective

The HSBC Holdings plc ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of HSBC Holdings plc in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Series (“Shares”). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No Shareholder fees are levied by the Series for purchases and sales made on the Secondary Market.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of HSBC Holdings plc (the “Company”).  The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the English pound (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

HSBC Holdings plc

HSBC Holdings plc is a British universal bank and financial services group headquartered in London, England. HSBC Holdings plc provides a variety of international banking and financial services, including retail and corporate banking, trade, trusteeship, securities, custody, capital markets, treasury, private and investment banking, and insurance.

HSBC Holdings plc is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by HSBC Holdings plc pursuant to the Exchange Act can be located by reference to the SEC file number 001-14930 through the SEC’s website at www.sec.gov. In addition, information regarding HSBC Holdings plc may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in the United Kingdom (“UK”). The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union (“EU”) economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.

Investing in the EU Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU would place its currency and banking system in jeopardy.  The exit by any member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the London Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective.  The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the banking industry or England. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Banking Industry Risk. Companies within the banking industry can be significantly affected by extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge and amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Banks may also be subject to severe price competition. These risks can be exacerbated if a particular region in which a bank operates experiences economic decline. The regional banking industry is highly competitive and thus, failure to maintain or increase market share may result in regional bank failures or mergers with larger, or multi-national banks.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk.  The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”).  The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust.  If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants.  The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MITSUBISHI UFJ FINANCIAL GROUP, INC. ADRhedged™

Investment Objective

The Mitsubishi UFJ Financial Group, Inc. ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Mitsubishi UFJ Financial Group, Inc. in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Series (“Shares”). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No Shareholder fees are levied by the Series for purchases and sales made on the Secondary Market.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Mitsubishi UFJ Financial Group, Inc. (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Japanese Yen (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Mitsubishi UFJ Financial Group, Inc.

Mitsubishi UFJ Financial Group, Inc. is a Japanese bank holding and financial services company headquartered in Chiyoda, Tokyo, Japan. Mitsubishi UFJ Financial Group, Inc. provides a variety of financial and investment services including commercial banking, trust banking, international finance, and assets management services.

Mitsubishi UFJ Financial Group, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Mitsubishi UFJ Financial Group, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 000-54189 through the SEC’s website at www.sec.gov. In addition, information regarding Mitsubishi UFJ Financial Group, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in Japan. The risks of investing in the securities of a Japanese company include risks of natural disasters, lack of natural resources, reliance on trading partners (including the United States and Asian and European economies), national security, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.

Foreign Market Risk. Because non-U.S. exchanges such as the Tokyo Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective.  The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the banking industry or Japan. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Banking Industry Risk. Companies within the banking industry can be significantly affected by extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge and amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Banks may also be subject to severe price competition. These risks can be exacerbated if a particular region in which a bank operates experiences economic decline. The regional banking industry is highly competitive and thus, failure to maintain or increase market share may result in regional bank failures or mergers with larger, or multi-national banks.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk.  The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”).  The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust.  If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants.  The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NOVARTIS AG ADRhedged™

Summary Prospectus

Investment Objective

The Novartis AG ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Novartis AG in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Series (“Shares”). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No Shareholder fees are levied by the Series for purchases and sales made on the Secondary Market.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of Novartis AG (the “Company”).  The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Swiss Franc (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Novartis AG

Novartis AG is a Swiss multinational pharmaceutical corporation based in Basel, Switzerland. Novartis AG manufactures pharmaceutical and consumer healthcare products.

Novartis AG is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Novartis AG pursuant to the Exchange Act can be located by reference to the SEC file number 001-15024 through the SEC’s website at www.sec.gov. In addition, information regarding Novartis AG may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in Switzerland. The Series is subject to certain risks associated with Switzerland and Europe as a whole. Although Switzerland is not a member of the European Union (“EU”), the Swiss economy is dependent on the economies of other European nations as key trading partners. Any reduction in spending by other European countries could have a negative effect on the Swiss economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of the surrounding region. The ongoing implementation of the EU provisions and Euro conversion process may materially impact revenues, expenses or income and increase competition for other European companies, which could have an effect on the Swiss economy, and in turn, the securities in which the Series invests.

Foreign Market Risk. Because non-U.S. exchanges such as the SIX Swiss Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective.  The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the pharmaceutical industry or Switzerland. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Pharmaceutical Industry Risk.  The profitability of companies in the pharmaceutical industry is highly dependent on the development, procurement and marketing of drugs and the development, protection and exploitation of intellectual property rights and other proprietary information. These companies may be significantly affected by such events as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. Many pharmaceutical companies face intense competition from new products and less costly generic products. In addition, the process for obtaining regulatory approval from the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there is no assurance that the necessary approvals will be obtained or maintained by these companies.

Additionally, companies in the pharmaceutical industry may be subject to expenses and losses from extensive litigation based on intellectual property, product liability and similar claims. These companies may be adversely affected by government regulation and changes in reimbursement rates from third-party payors, such as Medicare, Medicaid and other government-sponsored programs, private health insurance plans and health maintenance organizations.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk.  The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”).  The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust.  If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants.  The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NOVO NORDISK A/S (B SHARES) ADRhedged™

Investment Objective

The Novo Nordisk A/S (B Shares) ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Novo Nordisk A/S (B Shares) in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Series (“Shares”). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No Shareholder fees are levied by the Series for purchases and sales made on the Secondary Market.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Novo Nordisk A/S (B Shares) (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Danish krone (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Novo Nordisk A/S

Novo Nordisk A/S a Danish multinational pharmaceutical company headquartered in Bagsværd, Denmark. Novo Nordisk A/S develops, produces, and markets pharmaceutical products. Novo Nordisk A/S focuses on diabetes care and offers insulin delivery systems and other diabetes products. Novo Nordisk A/S also works in areas such as hemostasis management, growth disorders, and hormone replacement therapy.

Novo Nordisk A/S is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Novo Nordisk A/S pursuant to the Exchange Act can be located by reference to the SEC file number 333-82318 through the SEC’s website at www.sec.gov. In addition, information regarding Novo Nordisk A/S may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in Denmark. The risks of investing in the securities of a Danish company include legal, regulatory, political, currency, security, and economic risks specific to Denmark. The Danish economy, along with certain other European Union ( “EU”) economies, experienced a significant economic slowdown during the recent financial crisis. Denmark’s economy has also been characterized by slow growth and is facing demographic challenges that could lead to labor supply shortages in the near future.

Investing in the EU Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU would place its currency and banking system in jeopardy.  The exit by any member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as Nasdaq Copenhagen may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective.  The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the pharmaceutical industry or England. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Pharmaceutical Industry Risk.  The profitability of companies in the pharmaceutical industry is highly dependent on the development, procurement and marketing of drugs and the development, protection and exploitation of intellectual property rights and other proprietary information. These companies may be significantly affected by such events as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. Many pharmaceutical companies face intense competition from new products and less costly generic products. In addition, the process for obtaining regulatory approval from the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there is no assurance that the necessary approvals will be obtained or maintained by these companies.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk.  The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares ("Shareholder").  The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust.  If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants.  The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SHELL PLC ADRhedged™

Investment Objective

The Shell plc ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Shell plc in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Series (“Shares”). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No Shareholder fees are levied by the Series for purchases and sales made on the Secondary Market.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Shell plc (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Shell plc

Shell plc is a British multinational oil and gas company headquartered in London, England. Shell plc is involved in oil and gas exploration, production, refining, transportation, and marketing.

Shell plc is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Shell plc pursuant to the Exchange Act can be located by reference to the SEC file number 001-32575 through the SEC’s website at www.sec.gov. In addition, information regarding Shell plc may be obtained from other sources including, but not Neither the Series nor the Manager are responsible for the content in such other sources.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in the United Kingdom (“UK”). The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union (“EU”) economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.

Investing in the EU Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU would place its currency and banking system in jeopardy.  The exit by any member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as Euronext Amsterdam may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective.  The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company; the oil, gas, and consumable fuels industry; or England. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Oil, Gas, and Consumable Fuels Industry Risk. The oil, gas, and consumable fuels industry is affected by worldwide energy prices and exploration and production costs. Companies in the oil, gas, and consumable fuels industry may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These companies may also be at risk for increased government regulation and intervention, litigation, and negative publicity and public perception.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk.  The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”).  The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust.  If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants.  The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SANOFI ADRhedged™

Investment Objective

The Sanofi ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Sanofi in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Series (“Shares”). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No Shareholder fees are levied by the Series for purchases and sales made on the Secondary Market.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of Sanofi (the “Company”).  The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Sanofi

Sanofi is a French multinational pharmaceutical and healthcare company headquartered in Paris, France. Sanofi engages in the research, production, and distribution of pharmaceutical products. Sanofi operates through the following business segments: Pharmaceuticals, Consumer Healthcare, and Vaccines.

Sanofi is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Sanofi pursuant to the Exchange Act can be located by reference to the SEC file number 001-31368 through the SEC’s website at www.sec.gov. In addition, information regarding Sanofi may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in France. The risks of investing in the securities of a French company include legal, regulatory, political, currency, security, and economic risk specific to France. The French economy is dependent to a significant extent on the economies of certain key trading partners, including Germany and other Western European countries. Reduction in spending on French products and services, or changes in any of the economies may cause an adverse impact on the French economy. In addition, France may be subject to acts of terrorism. The French economy is dependent on exports from the agricultural sector. Leading agricultural exports include dairy products, meat, wine, fruit and vegetables, and fish. As a result, the French economy is susceptible to fluctuations in demand for agricultural products. Additionally, the French economy is susceptible to other risks relating to its membership in the European Union, such as the recent sovereign debt crisis.

Investing in the European Union (“EU”) Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU would place its currency and banking system in jeopardy.  The exit by any member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as Euronext Paris may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective.  The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the pharmaceutical industry or France. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Pharmaceutical Industry Risk.  The profitability of companies in the pharmaceutical industry is highly dependent on the development, procurement and marketing of drugs and the development, protection and exploitation of intellectual property rights and other proprietary information. These companies may be significantly affected by such events as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. Many pharmaceutical companies face intense competition from new products and less costly generic products. In addition, the process for obtaining regulatory approval from the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there is no assurance that the necessary approvals will be obtained or maintained by these companies.

Additionally, companies in the pharmaceutical industry may be subject to expenses and losses from extensive litigation based on intellectual property, product liability and similar claims. These companies may be adversely affected by government regulation and changes in reimbursement rates from third-party payors, such as Medicare, Medicaid and other government-sponsored programs, private health insurance plans and health maintenance organizations.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk.  The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”).  The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust.  If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants.  The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SAP SE ADRhedged™

Investment Objective

The SAP SE ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of SAP SE in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Series (“Shares”). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No Shareholder fees are levied by the Series for purchases and sales made on the Secondary Market.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of SAP SE (the “Company”).  The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

SAP SE

SAP SE is a German multinational software company based in Walldorf, Baden-Württemberg. SAP SE develops enterprise software to manage business operations and customer relations.

SAP SE is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by SAP SE pursuant to the Exchange Act can be located by reference to the SEC file number 001-14251 through the SEC’s website at www.sec.gov. In addition, information regarding SAP SE may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in Germany. The risks of investing in the securities of a German company include risks of significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country’s social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

Investing in the European Union (“EU”) Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU would place its currency and banking system in jeopardy.  The exit by any member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the Frankfurt Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective.  The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the software industry or Germany. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Software Industry Risk. The software industry faces risks related to competitive pressures, such as aggressive pricing (including fixed-rate pricing), technological developments (including product-specific technological change), changing domestic demand, and the ability to attract and retain skilled employees; availability and price of components; dependence on intellectual property rights, and potential loss or impairment of those rights; research and development costs; rapid product obsolescence; cyclical market patterns; evolving industry standards; and frequent new product introductions requiring timely and successful introduction of new products and the ability to service such products. The software industry may also be affected by risks that affect the broader information technology industry.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk.  The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares ("Shareholder").  The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust.  If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants.  The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TOTALENERGIES SE ADRhedged™

Investment Objective

The TotalEnergies SE ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of TotalEnergies SE in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Series (“Shares”). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No Shareholder fees are levied by the Series for purchases and sales made on the Secondary Market.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of TotalEnergies SE (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

TotalEnergies SE

TotalEnergies SE is a France-based oil and gas company. TotalEnergies SE operates through four segments: Exploration and Production, Gas, Renewables & Power, Refining & Chemicals and Marketing & Services. Exploration & Production encompasses the exploration and production activities.

TotalEnergies SE is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by TotalEnergies SE pursuant to the Exchange Act can be located by reference to the SEC file number 001-10888 through the SEC’s website at www.sec.gov. In addition, information regarding TotalEnergies SE may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in France. The risks of investing in the securities of a French company include legal, regulatory, political, currency, security, and economic risk specific to France. The French economy is dependent to a significant extent on the economies of certain key trading partners, including Germany and other Western European countries. Reduction in spending on French products and services, or changes in any of the economies may cause an adverse impact on the French economy. In addition, France may be subject to acts of terrorism. The French economy is dependent on exports from the agricultural sector. Leading agricultural exports include dairy products, meat, wine, fruit and vegetables, and fish. As a result, the French economy is susceptible to fluctuations in demand for agricultural products. Additionally, the French economy is susceptible to other risks relating to its membership in the European Union, such as the recent sovereign debt crisis.

Investing in the European Union (“EU”) Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU would place its currency and banking system in jeopardy.  The exit by any member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as Euronext Paris may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective.  The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company; the oil, gas, and consumable fuels industry; or France. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Oil, Gas, and Consumable Fuels Industry Risk. The oil, gas, and consumable fuels industry is affected by worldwide energy prices and exploration and production costs. Companies in the oil, gas, and consumable fuels industry may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These companies may also be at risk for increased government regulation and intervention, litigation, and negative publicity and public perception.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk.  The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”).  The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust.  If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants.  The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income and will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TOYOTA MOTOR CORPORATION ADRhedged™

Investment Objective

The Toyota Motor Corporation ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Toyota Motor Corporation in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Series (“Shares”). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No Shareholder fees are levied by the Series for purchases and sales made on the Secondary Market.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Toyota Motor Corporation (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Japanese Yen (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

the Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Toyota Motor Corporation

Toyota Motor Corporation is a Japanese multinational automotive manufacturer headquartered in Toyota City, Aichi, Japan. Toyota Motor Corporation manufactures, sells, leases, and repairs passenger cars, trucks, buses, and their related parts worldwide.

Toyota Motor Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Toyota Motor Corporation pursuant to the Exchange Act can be located by reference to the SEC file number 001-14948 through the SEC’s website at www.sec.gov. In addition, information regarding Toyota Motor Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in Japan. The risks of investing in the securities of a Japanese company include risks of natural disasters, lack of natural resources, reliance on trading partners (including the United States and Asian and European economies), national security, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.

Foreign Market Risk. Because non-U.S. exchanges such as the Tokyo Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective.  The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the automotive industry or Japan. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Automotive Industry Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk.  The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming such treatment is respected the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”).  The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust.  If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants.  The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VODAFONE GROUP PLC ADRhedged™

Investment Objective

The Vodafone Group Plc ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Vodafone Group Plc in its local market.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Series (“Shares”). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No Shareholder fees are levied by the Series for purchases and sales made on the Secondary Market.

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Series Operating Expenses	0.19%

Example:

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Series.

The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$19	$61

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Series operating expenses or in the example, affect the Series performance. The Series is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of Vodafone Group Plc (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the British pound (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Vodafone Group Plc

Vodafone Group Plc is a British multinational telecommunications company. Its registered office and global headquarters are in Newbury, Berkshire, England. Vodafone Group PLC provides mobile telecommunications services including voice and data communications.

Vodafone Group Plc is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Vodafone Group Plc pursuant to the Exchange Act can be located by reference to the SEC file number 001-10086 through the SEC’s website at www.sec.gov. In addition, information regarding Vodafone Group Plc may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Principal Risks of Investing in the Series

As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments. The Series is subject to the principal risks noted below, any of which may adversely affect the Series NAV, trading price, yield, total return and ability to meet its investment objective. An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Risks of Investing in the United Kingdom (“UK”). The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union (“EU”) economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.

Investing in the EU Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU would place its currency and banking system in jeopardy.  The exit by any member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Foreign Market Risk. Because non-U.S. exchanges such as the London Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective.  The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the telecommunication services industry or England. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Telecommunication Services Industry Risk. Risks faced by companies in the telecommunications industry include a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete.

Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk.  The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”).  The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust.  If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Performance

The Series is new and therefore does not have a performance history for a full calendar year. Performance information for the Series will be provided once it has annual returns for a full calendar year. Please remember that the Series past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Investment Manager

Precidian Funds, LLC is the investment manager to the Series.

Portfolio Managers

Daniel McCabe, Chief Executive Officer of the Manager, has served as the Series portfolio manager since inception.

Mark Criscitello, Founding Principal of the Manager, has served as the Series portfolio manager since inception.

Purchase and Sale of Series Shares

Unlike conventional mutual funds, the Series issues and redeems Shares on a continuous basis, at NAV, only in blocks of 10,000 Shares or whole multiples thereof (“Creation Units”) to Authorized Participants.  The Series Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Series trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

Each Shareholder will be allocated its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. Such income will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation

If you purchase Shares of the Series through a broker-dealer or other financial intermediary (such as a bank), the Manager or other related companies may pay the intermediary for the sale of Series Shares and related services or promotion of the Series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

OVERVIEW

The Trust is registered under the Investment Company Act of 1940, as amended and currently consists of 17 ADRhedged™ investment portfolios (each, a “Series,” and together, the “Series”). Each Series is an exchange traded fund (“ETF”). ETFs are investment companies the Shares of which are listed on a stock exchange and traded like equity securities at market prices. Generally, ETFs, such as the Series, allow you to buy or sell Shares that represent the collective performance of a selected group of portfolio instruments that are designed to achieve a particular objective. Unlike other ETFs, none of the Series will be taxed as a regulated investment company for tax purposes. Instead, each Series intends to qualify as a grantor trust under the Code. Each Series seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the ADR of a non-U.S. company (each, a “Company,” and together, the “Companies”), hedged against fluctuations in the exchange rate between the U.S. dollar and the local currency of the foreign security underlying the ADR (the “Local Currency”).

Shares of the Series are listed and trade at market prices on the Exchange. The market price for a Share of a Series may be different from the Series most recent NAV per Share. Similar to shares of a mutual fund, each Share of a Series represents a partial ownership in an underlying portfolio of instruments. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all Shareholders at a price based on NAV, Shares of the Series may be purchased or redeemed directly from the Series at NAV solely by Authorized Participants. Also, unlike shares of a mutual fund, Shares of the Series are listed on a national securities exchange and trade in the Secondary Market at market prices that change throughout the day. The Trust has entered into a licensing agreement with the Manager pursuant to which the Trust may use the terms “Precidian” and “ADRhedged™” without payment of a fee to the Manager under the agreement, provided that the Manager continues to be the Series’ investment manager pursuant to an investment management agreement with the Trust.

Each Series investment objective is not fundamental and therefore each Series investment objective may be changed by the Board of Trustees (the “Board”) of the Trust without Shareholder approval upon sixty (60) days’ written notice to Shareholders, provided any such change does not give the Trustees or related parties the power to vary the investment of the Series. Unless otherwise noted, all other policies of the Series may be changed without Shareholder approval.

This Prospectus provides the information you need to make an informed decision about investing in a Series. It contains important facts about the Trust as a whole and each Series in particular.

Precidian Funds, LLC is the investment manager to the Series.

ADDITIONAL DESCRIPTION OF THE STRATEGIES OF THE SERIES

The Anheuser-Busch InBev SA/NV ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Anheuser-Busch InBev SA/NV.

The AstraZeneca PLC ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of AstraZeneca PLC.

The Banco Santander S.A. ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Banco Santander S.A.

The BP p.l.c. ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of BP p.l.c.

The British American Tobacco p.l.c. ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of British American Tobacco p.l.c.

The Diageo plc ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Diageo plc.

The GSK plc ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of GSK plc.

The HSBC Holdings plc ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of HSBC Holdings plc.

The Mitsubishi UFJ Financial Group, Inc. ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Mitsubishi UFJ Financial Group, Inc.

The Novartis AG ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Novartis AG.

The Novo Nordisk A/S (B Shares) ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Novo Nordisk A/S (B Shares).

The Shell plc ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Shell plc.

The Sanofi ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Sanofi.

The SAP SE ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of SAP SE.

The TotalEnergies SE ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of TotalEnergies SE

The Toyota Motor Corporation ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Toyota Motor Corporation.

The Vodafone Group Plc ADRhedged™, under normal circumstances, invests at least 95% of its net assets in ADRs of Vodafone Group Plc.

ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. The ADRs in which the Series invest in are (1) sponsored ADRs, (2) registered with the U.S. Securities and Exchange Commission on Form F-6 and (3) Level 2 or 3 ADRs, all of which are listed on a national securities exchange.

Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities.

Each Series invests in the Portfolio Securities and the Currency Hedge Contract, which is designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Local Currency. The Currency Hedge Contract is a currency swap. A currency swap is an agreement between two parties to exchange periodic cash flows on a notional amount of two or more currencies based on the relative value differential between them.

The Currency Hedge Contract is with a counterparty acting as principal. The counterparty may be the nominal counterparty for the Currency Hedge Contract, but will have the ability to permit all or a portion of the obligations to the counterparty to be shared with one or more entities that meet specified financial and regulatory criteria set forth in the Currency Hedge Contract. However, each counterparty may incur profits or losses as a result on their obligations under the Currency Hedge Contract and any related investments they make to manage such risk. The notional value of a Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

On each business day at the same time (Settlement Time”), the Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the close of business on the prior business day and the change in the Exchange Rate from the prior Settlement Time.

If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

As a result of these mark to market payments, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one share of the ADR. If the mark to market payments would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one share of the ADR.

The Series do not seek to replicate the performance of a specified index.

Each Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Because each Series only invests in the ADRs of a Company and the Currency Hedge Contract, each Series will concentrate its investments (i.e., invest 25% or more of its total assets) in the industry or group of industries in which the Company is classified.

Each of the policies and strategies described in this Prospectus, including the investment objective of each Series, constitutes a non-fundamental policy that may be changed by the Board of Trustees of the Trust without Shareholder approval. Certain fundamental policies of the Series are set forth in the Series SAI under “Investment Restrictions.”

ADDITIONAL DESCRIPTION OF THE RISKS OF THE SERIES

Investors in a Series should carefully consider the risks of investing in the Series as set forth in the Series Summary Information section under “Principal Risks.” To the extent such risks apply, they are discussed hereunder in greater detail.

All Series

Market Risk. The market price of investments owned by the Series may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

Foreign Market Risk. Because non-U.S. exchanges may be open on days when a Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell a Series Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, each Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.

While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bear additional transaction costs in entering into the Currency Hedge Contract.

Currency Swap Risk. In order to hedge currency risk, each Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid, however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as a Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. To the extent that a Series has only one or a few counterparties, the Series will be exposed to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. A Series is subject to liquidity risk if the Series is unable to sell the Currency Hedge Contract or is otherwise required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series are subject to valuation risk as they may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of a Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Issuer Concentration Risk. Because each Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the industry in which the Company is classified or the country in which the Company is located. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Non-Diversification Risk. Each Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of a Series portfolio, although the Series enter into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invest will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued. Moreover, the price at which the Series securities may be sold and the value of the Series Shares may be adversely affected if trading markets for ADRs are limited or absent or if bid/ask spreads are wide. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. A Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Tax Risk. Each Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, each Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Series are subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Series face numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to a Series Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy Shares of a Series in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for a Series Shares may not develop and market trading may be halted if trading in the Series underlying securities is halted.

The per share NAV of the Series is calculated at the end of each business day and fluctuates with changes in the market value of the Series holdings since the most recent calculation. The trading prices of the Series Shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. The trading prices of the Series Shares may deviate significantly from NAV during periods of market volatility. The Manager believes that large discounts or premiums to the NAV of a Series are not likely to be sustained over the long-term because Shares can be created and redeemed in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation/redemption feature is designed to make it likely that the Series Shares normally will trade on exchanges at prices close to the Series next calculated NAV, market prices are not expected to correlate exactly with the Series NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a Shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the Shareholder may sustain losses.

The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with a Series. The Series have a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to a Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

New Series Risk. Each Series is new and as a new series, there can be no assurance that the Series will grow to or maintain an economically viable size, in which case it could ultimately liquidate. Each Series distributor does not maintain a secondary market in the Series shares. If the Series does not grow its assets to a viable level, it may be difficult for the Manager to implement the Series investment strategies and achieve the desired portfolio diversification.

Anheuser-Busch InBev SA/NV ADRhedged™, AstraZeneca PLC ADRhedged™, Banco Santander S.A. ADRhedged™, BP p.l.c. ADRhedged™, British American Tobacco p.l.c. ADRhedged™, Diageo plc ADRhedged™, GSK plc ADRhedged™, HSBC Holdings plc ADRhedged™, Shell plc ADRhedged™, Sanofi ADRhedged™, SAP SE ADRhedged™, TotalEnergies SE ADRhedged™, Vodafone Group Plc ADRhedged™, Novo Nordisk A/S (B Shares) ADRhedged™

Investing in the EU Risk. Investments in certain countries in the EU are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Separately, the European Union faces issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of a new constitutional treaty, the EU’s enlargement to the south and east, and resolution of the EU’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by tight fiscal and monetary controls that the union may seek to impose on its members.

Continuing uncertainty as to the status of the euro and the EU and the potential for certain countries to withdraw from the union has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EU could have significant adverse effects on currency and financial markets, and on the value of the Series investments. In June 2016, the UK approved a referendum to leave the European Union (known as “Brexit”). Although its long-term effects remain uncertain, Brexit’s impact on the UK and European economies and the broader global economy could be significant and result in increased volatility, illiquidity and potentially lower economic growth in markets in the UK, Europe and globally, which may adversely affect the value of the Series investments. Brexit also may spark additional member states to contemplate departing the European Union, furthering economic and political instability in the region.

Anheuser-Busch InBev SA/NV ADRhedged™

Risks of Investing in Belgium. Investment in Belgian issuers may subject the Series to legal, regulatory, political, currency, security, and economic risk specific to Belgium. Although Belgium has few natural resources and imports substantial amounts of raw materials, it has an established industrial sector, which is responsible for exporting large volume of finished goods to other European countries. Belgium relies heavily on trade with key trading partners. Most of Belgium’s trade is with fellow EU members. The Belgian economy, along with certain other EU economies, experienced a significant economic slowdown during the recent financial crisis. Certain banks required government support, while a few other banks were nationalized in order to avoid potential insolvency. The Belgian economy is also heavily dependent on trade with other European countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels. As a result, certain EU economies have experienced significant deterioration in market confidence.

Anheuser-Busch InBev SA/NV ADRhedged™, British American Tobacco p.l.c. ADRhedged™, Diageo plc ADRhedged™

Beverage and Tobacco Industry Risk. The Series is subject to the risks faced by companies in the beverage and tobacco industry, including: changes in demand for products, demographic and product trends and general economic conditions; effects of competitive pricing, environmental factors, marketing campaigns and consumer boycotts; and adverse effects from governmental regulation and oversight. The tobacco industry may also be affected by additional risks, including: smoking and health litigation; governmental and private bans and restrictions on smoking; and actual and proposed price controls on tobacco products. The beverage and tobacco industry may also be affected by risks that affect the broader consumer staples industry.

AstraZeneca PLC ADRhedged™, BP p.l.c. ADRhedged™, British American Tobacco p.l.c. ADRhedged™, Diageo plc ADRhedged™, GSK plc ADRhedged™, HSBC Holdings plc ADRhedged™, Shell plc ADRhedged™, Vodafone Group Plc ADRhedged™

Risks of Investing in the UK. The UK has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other EU economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth. In the past, the UK has been a target of terrorism. Acts of terrorism in the UK or against British interests abroad may cause uncertainty in the British financial markets and adversely affect the performance of the issuers to which a Series has exposure.

AstraZeneca PLC ADRhedged™, GSK plc ADRhedged™, Novartis AG ADRhedged™, Sanofi ADRhedged™, Novo Nordisk A/S (B Shares) ADRhedged™

Pharmaceutical Industry Risk. The profitability of securities of companies in the pharmaceutical industry is highly dependent on the development, procurement and marketing of drugs and the development, protection and exploitation of intellectual property rights and other proprietary information. These companies may be significantly affected by such events as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures is unpredictable. Many pharmaceutical companies face intense competition from new products and less costly generic products. In addition, the process for obtaining regulatory approval from the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there is no assurance that the necessary approvals will be obtained or maintained by these companies.

Additionally, companies in the pharmaceutical industry may be subject to expenses and losses from extensive litigation based on intellectual property, product liability and similar claims. These companies may be adversely affected by government regulation and changes in reimbursement rates from third-party payors, such as Medicare, Medicaid and other government-sponsored programs, private health insurance plans and health maintenance organizations. The ability of pharmaceutical companies to commercialize current and any future products also depends in part on the extent reimbursement for the cost of such products and related treatments are available from these third-party payors. A pharmaceutical company’s valuation may also be affected if one of its products proves to be unsafe, ineffective or unprofitable. The stock prices of companies in this sector have been, and will likely continue to be, volatile.

Banco Santander S.A. ADRhedged™

Risks of Investing in Spain. Investment in Spanish issuers involves risks that are specific to Spain, including, legal, regulatory, political, currency, security and economic risks. The Spanish economy, along with certain other EU economies, experienced a significant economic slowdown during the financial crisis that began in 2007. In reaction to the crisis, the Spanish government introduced austerity reforms aimed at reducing its fiscal deficit to sustainable levels. Austerity reforms included, among other things, reduction in government employees’ salaries, freezing of pension funds, and suspension of public work projects. Such austerity reforms, while directed at stimulating the Spanish economy in the long-term, may have a negative short-term effect on Spain’s financial markets. Due largely to outstanding bad loans to construction companies and real estate developers, Spanish banks underwent a series of mergers to increase liquidity and made efforts to shift debt off of their balance sheets. However, reports indicate that debt levels remain high, although bank lending has contracted. In addition, unemployment rates remain high. These factors could adversely impact growth potential of Spanish stocks in which the Series invests. In addition, the Spanish government is engaged in a long-running campaign against terrorism. Acts of terrorism on Spanish soil or against Spanish interests abroad may cause uncertainty in the Spanish financial markets and adversely affect the performance of the issuers to which the Series has exposure.

In addition, any of the following risks, individually or in the aggregate, can impact an investment made in Spain, and therefore the securities of a Spanish company:

●	Geographic Risk. Spain is located in a part of the world that has historically been prone to natural disasters such as droughts and occasional flooding, and is economically sensitive to environmental events. Any such event may adversely impact the Spanish economy, causing an adverse impact on the value of the Series.
●	Reliance on Trading Partners Risk. The Spanish economy is dependent on the economies of Europe. Reduction in spending by these economies on Spanish products and services or negative changes in any of these economies may cause an adverse impact on the Spanish economy.
●	Security Risk. Spain has historically experienced acts of terrorism and strained international relations related to border disputes, historical animosities, separatist tensions, defense concerns and other security concerns. These situations may cause uncertainty in the Spanish market and may adversely affect the Spanish economy.
●	Structural Risk. Spain is subject to labor, political and economic risks, any of which could adversely affect investments in the Series:

○	Political and Social Risk. Certain regions and sectors of Spain have experienced periods of high unemployment and labor and social unrest. Continuing nationalist and terrorist group activities may adversely impact the Spanish economy.
○	Heavy Governmental Controls and Regulation. The Spanish government continues to control a large share of Spanish economic activity. Extensive regulation of labor and product markets is pervasive and may stifle Spanish economic growth or cause prolonged periods of recession.
○	Labor and Economic Risk. Spain’s export strength has eroded due to its relatively high labor costs. In addition, Spain continues to face high levels of unemployment, inflation and low productivity compared to other European countries.

Banco Santander S.A. ADRhedged™, HSBC Holdings plc ADRhedged™, Mitsubishi UFJ Financial Group, Inc. ADRhedged™

Banking Industry Risk. Investments in securities issued by, and/or having exposure to, companies engaged in the banking industry can be significantly affected by extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge and amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Banks may also be subject to severe price competition. The regional banking industry is highly competitive and thus, failure to maintain or increase market share may result in regional bank failures or mergers with larger, or multi-national banks.

BP p.l.c. ADRhedged™, Shell plc ADRhedged™, TotalEnergies SE ADRhedged™

Oil, Gas and Consumable Fuels Industry Risk. The Series is also subject to risks faced by companies in the oil, gas and consumable fuels industry, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where oil, gas and consumable fuels companies are located or do business; and risk for environmental damage claims.

Mitsubishi UFJ Financial Group, Inc. ADRhedged™, Toyota Motor Corporation ADRhedged™

Risks of Investing in Japan. The Series invests in the ADRs of a Japanese company. Any of the following risks, individually or in the aggregate, can impact an investment made in Japan, and therefore the securities of a Japanese company:

●	Geographic Risk. Japan is located in a part of the world that has historically been prone to natural disasters such as earthquakes, volcanoes and tsunamis and is economically sensitive to environmental events. Any such event could result in a significant adverse impact on the Japanese economy.
●	Lack of Natural Resources Risk. Japan is an island state with few natural resources and limited land area and is reliant on imports for its commodity needs. In particular, the Japanese economy is dependent on global sources of petroleum products, including those in the Middle East. Any disruptions, fluctuations or shortages in the commodity markets could have a negative impact on the Japanese economy.
●	Reliance On Trading Partners Risk. The Japanese economy is heavily dependent on international trade, including trade with the U.S., other Asian countries and European nations, and has been adversely affected by trade tariffs, other protectionist measures and rising commodity prices. Japanese economic growth has generally been dependent on the U.S. and Chinese economies, with trade increasing with China in recent years.

○	Asian Economic Risk. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Economic or political events in any one country can have a significant economic effect on the entire Asian region as well as on major trading partners outside Asia and any adverse event in the Asian markets may have a significant adverse effect on the Japanese economy.
○	U.S. Economic Risk. The U.S. is a significant trading partner of Japan. Decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates or a recession in the U.S. may have an adverse impact on the Japanese economy. Weakness in the U.S. economy or the U.S. dollar could adversely affect Japanese trade with the U.S.
○	European Economic Risk. The Economic and Monetary Union of the European Union (“EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in EU economies may have a significant adverse effect on the economies of EU member countries. The European financial markets recently experienced volatility and adverse trends due to concerns about rising government debt levels of several European countries, including Greece, Spain, Ireland, Italy and Portugal. Continuation of these trends could adversely affect Japanese trade with Europe.

●	National Security Risk. Japan’s relations with its neighbors, particularly China, North Korea, South Korea and Russia, have at times been strained due to territorial disputes, historical animosities and defense concerns. Most recently, the Japanese government has shown concern over the increased nuclear and military activity of North Korea and about maritime territorial claims asserted by China. Strained relations may cause uncertainty in the Japanese markets and adversely affect the overall Japanese economy in times of crisis.

●	Structural Risks. Japan may be subject to risks relating to political, economic and labor risks. Any of these risks, individually or in the aggregate, could adversely affect investments in the Series:

○

Economic Risk. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. Japan is also heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the Japanese economy.

○	Political Risk. Historically, Japan has been subject to unpredictable national politics and may experience frequent political turnover. Future political developments may lead to changes in policy that might adversely affect the Series investments. In addition, China has become an important trading partner with Japan. Japan’s political relationship with China, however, has become strained. Should political tension increase, it could adversely affect the Japanese economy and destabilize the region as a whole.
○	Large Government Debt Risk. The Japanese economy faces several concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. These issues may cause a slowdown of the Japanese economy.
○	Currency Risk. The Japanese Yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors. The Japanese Yen may not maintain its long-term value in terms of purchasing power in the future.
○	Labor Risk. Japan has an aging workforce. Its labor market is undergoing fundamental structural changes, as traditional lifetime employment clashes with the need for increased labor mobility, which may adversely affect Japan’s economic competitiveness.
○	Nuclear Energy Risk. The nuclear power plant catastrophe in Japan in March 2011 may have long-term effects on the Japanese economy and its nuclear energy industry, the extent of which are currently unknown.

Novartis AG ADRhedged™

Risks of Investing in Switzerland. The Series is subject to certain risks associated with Switzerland and Europe as a whole. Although Switzerland is not a member of the EU, the Swiss economy is dependent on the economies of other European nations as key trading partners. Any reduction in spending by other European countries could have a negative effect on the Swiss economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of the surrounding region. The ongoing implementation of the EU provisions and Euro conversion process may materially impact revenues, expenses or income and increase competition for other European companies, which could have an effect on the Swiss economy, and in turn, the securities in which the Series invests.

Novo Nordisk A/S (B Shares) ADRhedged™

Risks of Investing in Denmark. Investments in Danish issuers subject the Series to legal, regulatory, political, currency, security, and economic risks specific to Denmark. The Danish economy, along with certain other EU economies, experienced a significant economic slowdown during the recent financial crisis. Denmark’s economy has also been characterized by slow growth and is facing demographic challenges that could lead to labor supply shortages in the near future.

Sanofi ADRhedged™, TotalEnergies SE ADRhedged™

Risks of Investing in France. Investment in securities of French companies involve additional risks, including legal, regulatory, political, currency, security, and economic risk specific to France. The French economy is dependent to a significant extent on the economies of certain key trading partners, including Germany and other Western European countries. Reduction in spending on French products and services, or changes in any of the economies may cause an adverse impact on the French economy. In addition, France may be subject to acts of terrorism. The French economy is dependent on exports from the agricultural sector. Leading agricultural exports include dairy products, meat, wine, fruit and vegetables, and fish. As a result, the French economy is susceptible to fluctuations in demand for agricultural products. Additionally, the French economy is susceptible to other risks relating to its membership in the EU, such as the recent sovereign debt crisis.

SAP SE ADRhedged™

Risks of Investing in Germany. Investing in German companies involves additional risks, including, but not limited to: significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country’s social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

Software Industry Risk. The Series is subject to the risks faced by companies in the software industry to the same extent as the Index is so concentrated, including: competitive pressures, such as aggressive pricing (including fixed-rate pricing), technological developments (including product-specific technological change), changing domestic demand, and the ability to attract and retain skilled employees; availability and price of components; dependence on intellectual property rights, and potential loss or impairment of those rights; research and development costs; rapid product obsolescence; cyclical market patterns; evolving industry standards; and frequent new product introductions requiring timely and successful introduction of new products and the ability to service such products. The software industry may also be affected by risks that affect the broader information technology industry.

Toyota Motor Corporation ADRhedged™

Automotive Industry Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

Vodafone Group Plc ADRhedged™

Telecommunications Services Industry Risk. The Series is subject to risks faced by companies in the telecommunications industry, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete.

EXCLUSION OF MANAGER FROM COMMODITY POOL OPERATOR DEFINITION

With respect to the Series, the Manager has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to the Series, the Manager is relying upon a related exclusion from the definition of “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC.

The terms of the CPO exclusion require the Series, among other things, to adhere to certain limits on their investments in commodity futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts. These limits do not apply to transactions used for bona fide hedging purposes, as defined by the CFTC. Because the Manager and the Series intend to comply with the terms of the CPO exclusion, the Series may, in the future, need to adjust their investment strategies, consistent with their investment objectives, to limit their investments in these types of instruments. The Series are not intended as a vehicle for trading in the commodity futures, commodity options, or swaps markets. The CFTC has neither reviewed nor approved the Manager’s reliance on these exclusions, or the Series, their investment strategies or its prospectus.

CONTINUOUS OFFERING

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Series on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of Secondary Market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the Investment Company Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary Secondary Market transactions) and thus dealing with Shares that are part of an over-allotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares of the Series are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Series prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

CREATION AND REDEMPTION OF CREATION UNITS

The Series issue and redeem Shares only in bundles of a specified number of Shares. These bundles are known as “Creation Units.” For each Series, a Creation Unit is comprised of 10,000 Shares. The number of Shares in a Creation Unit will not change, except in the event of a share split, reverse split or similar revaluation. The Series may not issue or redeem Shares in fractional Creation Units.

To create or redeem a Creation Unit, you must be an “Authorized Participant” (“AP”) or you must do so through a broker, dealer, bank or other entity that is an AP. An AP is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”) or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement with Foreside Fund Services, LLC, the Series distributor (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). All other persons or entities transacting in Shares must do so in the Secondary Market. It is expected that only large institutional investors will create and redeem Shares directly with a Series in the form of Creation Units. In turn, it is expected that institutional investors who purchase Creation Units will break up their Creation Units and offer and sell individual Shares in the Secondary Market.

Shares are listed on the Exchange and are publicly traded. Retail investors may purchase or sell Shares in the Secondary Market (not from a Series) through a broker or dealer. For information about acquiring or selling Shares in the Secondary Market, please contact your broker or dealer or financial advisor.

When you buy or sell Shares in the Secondary Market, your broker or dealer may charge you a commission, market premium or discount or other transaction charge, and you may pay some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by your broker or dealer, there is no minimum dollar amount you must invest and no minimum number of Shares you must buy in the Secondary Market. In addition, because transactions in the Secondary Market occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares. Under normal circumstances, a Series will make an in-kind distribution or pay out redemption proceeds to a redeeming AP within two days after the AP’s redemption request is received, in accordance with the process set forth in the Series SAI and in the agreement between the AP and the Series distributor. However, the Series reserves the right, including under stressed market conditions, to take up to seven days after the receipt of a redemption request to pay an AP, all as permitted by the 1940 Act. The Series anticipates regularly meeting redemption requests primarily through in-kind redemptions. However, a Series reserves the right to pay all of the redemption proceeds to an AP in cash. Cash used for redemptions will be raised from the sale of ADRs and from existing holdings of cash or cash equivalents, including money market funds.

The creation and redemption processes set forth herein are summaries, and the summaries only apply to Shareholders who purchase or redeem Creation Units (they do not relate to Shareholders who purchase or sell Shares in the Secondary Market). APs should refer to their Participant Agreements for the precise instructions that must be followed in order to create or redeem Creation Units.

BUYING AND SELLING SHARES IN THE SECONDARY MARKET

Most investors will buy and sell Shares of the Series in Secondary Market transactions through broker-dealers. Shares of the Series are listed for trading in the Secondary Market on the Exchange and may also trade on other exchanges or in the over-the-counter market. Shares can be bought and sold throughout the trading day like other publicly-traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots.” When buying or selling Shares through a broker, you will likely incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the Secondary Market on each leg of a round trip (purchase and sale) transaction.

Share prices are reported in U.S. dollars and cents per Share. For information about buying and selling Shares in the Secondary Market, please contact your broker or dealer or financial advisor.

The Series Shares trade under the following trading symbols:

Anheuser-Busch InBev SA/NV ADRhedged™	BUDH
AstraZeneca PLC ADRhedged™	AZNH
Banco Santander S.A. ADRhedged™	SANH
BP p.l.c. ADRhedged™	BPH
British American Tobacco p.l.c. ADRhedged™	BTIH
Diageo plc ADRhedged™	DEOH
GSK plc ADRhedged™	GSKH
HSBC Holdings plc ADRhedged™	HSBH
Mitsubishi UFJ Financial Group, Inc. ADRhedged™	MUFH
Novartis AG ADRhedged™	NVSH
Novo Nordisk A/S (B Shares) ADRhedged™	NVOH
Shell plc ADRhedged™	SHEH
Sanofi ADRhedged™	SNYH
SAP SE ADRhedged™	SAPH
TotalEnergies SE ADRhedged™	TTEH
Toyota Motor Corporation ADRhedged™	TMH
Vodafone Group Plc ADRhedged™	VODH

Book Entry

Shares of the Series are held in book-entry form and no stock certificates are issued. The Depository Trust Company (“DTC”), through its nominee, is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants.

These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form for any publicly-traded company. Specifically, in the case of a Shareholder meeting of a Series, DTC assigns applicable Cede & Co. voting rights to its participants that have Shares credited to their accounts on the record date, issues an omnibus proxy and forwards the omnibus proxy to the Series. The omnibus proxy transfers the voting authority from Cede & Co. to the DTC Participant. This gives the DTC Participant through whom you own Shares (namely, your broker, dealer, bank, trust company or other nominee) authority to vote the Shares, and, in turn, the DTC Participant is obligated to follow the voting instructions you provide.

MANAGEMENT

The Board of Trustees of the Trust is responsible for the general oversight of the management of the Series, including general supervision of the Manager and other service providers, but it is not involved in the day-to-day management of the Trust. The Board of Trustees appoints officers who are responsible for the day-to-day operations of the Series. A list of the Trustees and Trust Officers, and their present and principal occupations, is provided in the Series SAI.

Investment Manager

The Manager is a Delaware limited liability company formed in 2010. The Manager has been registered as an investment manager with the SEC since 2024 and maintains its principal office at 301 S. State Street, N002, Newtown, Pennsylvania 18940.

The Manager serves as manager to each Series pursuant to an Investment Management Agreement (“Management Agreement”). Subject at all times to the supervision and approval of the Board, the Manager is responsible for the overall management and oversight of the Trust and each of the Series, including determining what investments should be purchased and sold, and placing orders for all such purchases and sales, on behalf of the Series. The Manager has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Series to operate.

As compensation for its services and its assumption of certain expenses, the Series pay the Manager a management fee equal to a percentage of the Series average daily net assets that accrues daily and is paid monthly, as follows:

Series Name	Management Fee
Anheuser-Busch InBev SA/NV ADRhedged™	0.17%
AstraZeneca PLC ADRhedged™	0.17%
Banco Santander S.A. ADRhedged™	0.17%
BP p.l.c. ADRhedged™	0.17%
British American Tobacco p.l.c. ADRhedged™	0.17%
Diageo plc ADRhedged™	0.17%
GSK plc ADRhedged™	0.17%
HSBC Holdings plc ADRhedged™	0.17%
Mitsubishi UFJ Financial Group, Inc. ADRhedged™	0.17%
Novartis AG ADRhedged™	0.17%
Novo Nordisk A/.S (B Shares) ADRhedged™	0.17%
Shell plc ADRhedged™	0.17%
Sanofi ADRhedged™	0.17%
SAP SE ADRhedged™	0.17%
TotalEnergies SE ADRhedged™	0.17%
Toyota Motor Corporation ADRhedged™	0.17%
Vodafone Group Plc ADRhedged™	0.17%

The Manager may voluntarily waive any portion of its management fee from time to time and may discontinue or modify any such voluntary limitations in the future at its discretion.

A discussion regarding the basis for the Board of Trustees approving the Management Agreement will be available in the Series next Report to Shareholders.

Other Expenses. Under the Management Agreement, the Manager is not responsible for any expenses of the Trust. However, the Manager and/or other service providers to the Trust may waive some or all of its fee and/or reimburse expenses to limit the total operating expenses of a Series. The Manager and/or other service providers to the Trust may voluntarily reimburse expenses of a Series from time to time to help it maintain competitive expense ratios or for other business reasons. Any voluntary arrangements may be terminated at any time. j

The Manager and its affiliates may deal, trade and invest for their own accounts in the types of securities in which the Series also may invest. The Manager does not use inside information in making investment decisions on behalf of the Series.

Portfolio Management

The individual portfolio managers responsible for the day-to-day management of the portfolio of the Series operate as a team and are:

Daniel McCabe, Chief Executive Officer of the Manager, has served as each Series portfolio manager since their inception in 2024. Prior to that Mr. McCabe served as CEO of Bear Hunter Structured Products LLC, an NYSE and AMEX specialist firm. McCabe joined Bear Hunter in 1997 as Vice President of Structured and Derivative Products, where he ran portfolio trading and managed the firm’s overall exposure in ETFs. He has a background in institutional sales, options trading and index arbitrage with Walsh Greenwood, Merrill Lynch and WG Trading.

Mark Criscitello, Founding Principal of the Manager, has served as each Series portfolio manager since their inception in 2024. Prior to that Mr. Criscitello served as CFO and COO of the Clearance and Execution division of Bear Hunter. Prior to Bear Hunter, Mr. Criscitello spent 18 years at Kalb Voorhis & Co. as an Option trader, COO and CFO, and was responsible for risk management, data systems, self-clearance operations and all financing activities. He has 40 years of experience in the financial industry.

More Information

For more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Series, see the SAI.

OTHER SERVICE PROVIDERS

Series Co-Administrator, Custodian, Accounting and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) serves as fund accounting, co-administrator, custodian, transfer agent and dividend disbursing agent of the Trust and the Series. BNY Mellon is located at 240 Greenwich Street, New York, New York 10286.

Pursuant to a Fund Administration and Accounting Agreement with the Trust, BNY Mellon provides administrative, regulatory, tax, financial reporting and fund accounting services for the maintenance and operation of the Trust and the Series. In addition, BNY Pursuant to the Transfer Agency and Services Agreement with the Trust, BNY Mellon acts as transfer agent for the Series authorized and issued Shares of beneficial interest and as dividend disbursing agent of the Trust.

BNY Mellon makes office space, equipment, personnel and facilities available to provide such services.

Pursuant to the Custody Agreement with the Trust, BNY Mellon maintains cash, securities and other assets of the Trust and the Series in separate accounts, keeps all required books and records and provides other necessary services. BNY Mellon is required, upon the order of the Trust, to deliver securities held by it and to make payments for securities purchased by the Series.

Co-Administator

Commonwealth Fund Services, LLC (“CFS”) serves as co-administrator to the Trust and the Series. CFS is located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. CFS is responsible for providing certain administrative services to the Trust and the Series, including coordination of meetings of the Board of Trustees and services related thereto and the provision of certain Trust officers. CFS has also assumed the responsibility for, and it pays, all of the Series operating expenses other than the Series management fee, interest, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired series fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of business.

Distributor

Foreside Fund Services, LLC, the Series distributor (the “Distributor”), a Delaware limited liability company, serves as the distributor of Creation Units for the Series on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Series or the securities that are purchased or sold by the Series. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Independent Registered Public Accounting Firm

KPMG LLP, 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215, serves as the independent registered public accounting firm for the Trust.

Legal Counsel

Practus, LLP, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211, serves as legal counsel for the Series.

FREQUENT TRADING

The Trust’s Board of Trustees has not adopted policies and procedures with respect to frequent purchases and redemptions of Series Shares by Series Shareholders (“market timing”). In determining not to adopt market timing policies and procedures, the Board noted that the Series are expected to be attractive to active institutional and retail investors interested in buying and selling Series Shares on a short-term basis. In addition, the Board considered that, unlike traditional mutual funds, the Series Shares can only be purchased and redeemed directly from the Series in Creation Units by Authorized Participants, and that the vast majority of trading in the Series Shares occurs on the Secondary Market. Because Secondary Market trades do not involve the Series directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Series trading costs and the realization of capital gains. With respect to trades directly with the Series, to the extent effected in-kind (namely, for securities), those trades do not cause any of the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to the Series and increased transaction costs (Series may impose higher transaction fees to offset these increased costs), which could negatively impact the Series ability to achieve its investment objective. However, the Board noted that direct trading on a short-term basis by Authorized Participants is critical to ensuring that a Series Shares trade at or close to NAV. Given this structure, the Board determined that it is not necessary to adopt market timing policies and procedures. The Series reserve the right to reject any purchase order at any time and reserves the right to impose restrictions on disruptive or excessive trading in Creation Units.

DISTRIBUTION PLAN

The Board of Trustees has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Series is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and Shareholder services. No Rule 12b-1 fees are currently paid by the Series, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of each Series assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

The Manager and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of a Series. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

DETERMINATION OF NET ASSET VALUE (NAV)

The NAV of the Shares for a Series is equal to the Series total assets minus the Series total liabilities divided by the total number of Shares outstanding. Portfolio Securities are generally valued at the last quoted sale price or official closing price of the exchange on which they trade, which is deemed to be the principal market on which the securities are traded, or if there is no last quoted sale price or official closing price on the day of valuation, a security is valued at the mean of the bid and ask prices. The Currency Hedge Contract will be valued using the prevailing exchange rate of the relevant non-U.S. currency at the time that NAV is calculated. The exchange rate will be established by an independent pricing service approved by the Board. Expenses and fees of the Series accrue daily and are included in the Series total liabilities. The NAV that is published is rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV is calculated to five decimal places.

The securities and other assets of a Series are valued pursuant to the pricing policy and procedures approved by the Board. In calculating NAV, a Series investments are valued using market quotations when available. When market quotations are not readily available, are deemed unreliable or do not reflect material events occurring between the close of local markets and the time of valuation, investments are valued using fair value pricing as determined in good faith by the Valuation Designee (as defined below) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Investments that may be valued using fair value pricing include, but are not limited to: (1) securities that are not actively traded, including “restricted” securities and securities received in private placements for which there is no public market; (2) securities of an issuer that becomes bankrupt or enters into a restructuring; and (3) securities whose trading has been halted or suspended.

The frequency with which a Series investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the respective Series invests pursuant to its investment objective, strategies and limitations.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received upon the sale of the security or asset in an orderly transaction between market participants at the measurement date and time. Pursuant to Rule 2a-5, the Board has designated the Manager as the valuation designee (“Valuation Designee”) for the Series to perform fair value determinations relating to all Series investments. The Manager may carry out its designated responsibilities as Valuation Designee through a fair valuation committee and may apply fair valuation methodologies approved by the Board, or utilize prices or inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources that have been approved by the Board.

The NAV is calculated by the administrator and determined each business day as of the close of regular trading on the NYSE (ordinarily 4:00 p.m. Eastern time).

DISTRIBUTIONS AND TAXES

Distributions

The Series typically earn income from ADR dividends, payments on the Currency Hedge Contract, and the sale of Portfolio Securities when required to do so. All such income will be deposited into the account used to settle the Currency Hedge Contract (“Settlement Account”). Each Shareholder will be allocated yearly its pro rata share of any income, gain, losses and deductions of the Series as if the Shareholder directly owned its pro rata share of the Series assets. This information will be reported to Shareholders on Forms 1099 and a WHFIT Additional Written Statement. Such income generally will be taxable to a Shareholder regardless of whether it receives any cash distributions from the Series or cash distributions that differ in amount from such income. The Series taxable income will generally consist of ordinary income, capital gains or some combination of both. To the extent a Series has assets in its Settlement Account in excess of 2% of the Series total assets on any quarterly distribution determination date, such Series will distribute such excess pro rata to its Shareholders. Such quarterly distribution determination date shall be on the last day of each calendar quarter (subject to the next business day in the case of a holiday or weekend) with payment occurring, if a payment is due, the next business day. No distribution reinvestment service is provided by the Series. Broker-dealers may make available the DTC book-entry Distribution Reinvestment Service for use by beneficial owners of the Series for reinvestment of their distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, distributions will be automatically reinvested by the Broker in additional whole Shares of the Series purchased in the secondary market. Regarding the sale of Portfolio Securities, Portfolio Securities may be sold in such amounts only to cover then existing Series expenses and cash redemption, which such expenses shall be immediately paid after the sale of such Portfolio Securities.

U.S. Federal Income Taxes

The following discussion of the material U.S. federal income tax consequences generally applies to the purchase, ownership and disposition of Shares by a “U.S. Shareholder” (as defined below). The discussion below is based on the Code, Treasury Regulations promulgated under the Code and judicial and administrative interpretations of the Code, all as in effect on the date of this Prospectus. No assurance can be given that future legislation, regulations, court decisions and/or administrative pronouncements will not significantly change applicable law and materially affect the conclusions expressed herein, and any such change, even though made after a U.S. Shareholder has invested in a Series, could be applied retroactively.

The tax treatment of Shareholders may vary depending upon their own particular circumstances. Certain Shareholders, including banks, thrift institutions, certain other financial institutions, insurance companies, tax-exempt organizations, brokers and dealers in securities or currencies, certain securities traders, Shareholders holding Shares as a position in a “hedging,” “straddle,” “conversion” or “constructive sale” transaction (as those terms are defined in the authorities mentioned above), qualified pension and profit-sharing plans, individual retirement accounts, certain other tax-deferred accounts, U.S. expatriates, Shareholders whose “functional currency” is not the U.S. dollar, Shareholders subject to the U.S. federal alternative minimum tax, non-U.S. Shareholders and other Shareholders with special circumstances, may be subject to special rules not discussed below. In addition, the following discussion applies only to U.S. Shareholders who hold Shares as “capital assets.”. This discussion does not purport to be complete or to address all aspects of U.S. federal income taxation that may be relevant to a Shareholder in light of its particular circumstances. Moreover, the discussion below does not address the effect of any U.S. state, local or foreign tax law on any Shareholder. Shareholders are urged to consult their own tax advisors with respect to all U.S. federal, state, local and foreign tax law considerations potentially applicable to their investment in Shares.

For purposes of this discussion, a “U.S. Shareholder” is a beneficial owner of Shares that is:

●	An individual who is treated as a citizen or resident of the United States for U.S. federal income tax purposes;
●	A corporation or other entity treated as a corporation for U.S. federal income tax purposes that is created or organized in or under the laws of the United States, any state thereof or the District of Columbia;

●	An estate, the income of which is subject to U.S. federal income taxation regardless of its source; or
●	A trust, if a court within the United States is able to exercise primary supervision over the administration of the trust and one or more U.S. persons have the authority to control all substantial decisions of the trust.

For U.S. federal income tax purposes, the treatment of any partner in a partnership, including any entity treated as a partnership for U.S. federal income tax purposes, will generally depend upon the status of the partner and upon the activities of the partnership. Partnerships and partners in partnerships are urged to consult their own tax advisors about the U.S. federal income tax consequences of purchasing, owning and disposing of Shares.

The Series have not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to the U.S. federal income tax matters described below. There is no assurance that the IRS will agree with the conclusions set forth in this section. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the U.S. federal tax consequences of the purchase, ownership and disposition of Shares, as well as the tax consequences arising under the laws of any U.S. state, foreign country or other taxing jurisdiction.

Tax Treatment of the Series

Each Series intends to qualify as a “grantor trust” for U.S. federal income tax purposes. There can be no assurance that the IRS will agree with this treatment, and it is possible that the IRS or another tax authority could assert a position contrary thereto and that a court could sustain that contrary position. As a “grantor trust” for U.S. federal income tax purposes, the Series will not pay U.S. federal income tax. Instead, the income and expenses of a Series will be allocated on a pro rata basis to Shareholders, and a Series will report its income, gains, losses and deductions to the IRS and Shareholders on that basis.

If a Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders. In addition, distributions would be taxable to Shareholders generally as ordinary dividends to the extent of the Series current and accumulated earnings and profits.

The grantor trust structure of each Series is intended to be treated as a widely held fixed investment trust (“WHFIT”), and should be subject to what is commonly referred to as the WHFIT Treasury Regulations. A WHFIT must satisfy certain detailed reporting requirements. Trustees of fixed investment trusts frequently do not know the identities of the beneficial owners of the trust interests and are unable to communicate tax information directly to them because trust interests often are held in street name, i.e., in the name of a middleman. The WHFIT Treasury Regulations provide rules that specifically require the sharing of tax information among trustees, middlemen, and beneficial owners of fixed investment trusts that meet the definition of a WHFIT. Each Series expects that it will exceed the yearly threshold for simplified WHFIT tax reporting. Therefore, each Series intends to provide the necessary information to middlemen so that they can provide yearly complex WHFIT tax reporting to U.S. shareholders. Prospective U.S. shareholders should understand that computing taxable income from a WHFIT investment may be different and more complicated than such computations for other investment types. Prospective U.S. shareholders should consult their own tax advisors to better understand how complex WHFIT reporting will affect the completion of their own tax returns.

Taxation of U.S. Shareholders

U.S. Shareholders generally will be treated, for U.S. federal income tax purposes, as if they directly own a pro rata share of the underlying assets held in the Series. U.S. Shareholders also will be treated as if they directly received their respective pro rata shares of a Series income, if any, regardless of whether they receive any distributions from the Series. U.S. Shareholders will also be treated as if they directly incurred their respective pro rata shares of the Series expenses. The income from Series assets that is reportable by a U.S. Shareholder is not reduced by amounts used to pay expenses of the Series. Instead, a U.S. Shareholder may deduct its respective pro rata share of each expense incurred by the Series to the same extent as if it directly incurred such expense. U.S. Shareholders that are individuals, estates or trusts, however, may be required to treat some or all of the expenses of the Series as miscellaneous itemized deductions. An individual U.S. Shareholder may not deduct miscellaneous itemized deductions for tax years beginning after December 31, 2017, and before January 1, 2026. For tax years beginning after December 31, 2025, an individual U.S. Shareholder may deduct certain miscellaneous itemized deductions only to the extent they exceed 2% of adjusted gross income. In addition, such deductions may be subject to phase-outs and other limitations under applicable provisions of the Code and Treasury Regulations and, if the U.S. Shareholder is an individual subject to the alternative minimum tax, may not be deductible at all. Generally, any cash distributed by a Series to a U.S. Shareholder is the net of cash income and expenses reported. There may be circumstances under which a U.S. Shareholder is required to recognize income for a taxable year with respect to the Series even if it does not receive a corresponding distribution from the Series.

In the case of a U.S. Shareholder that purchases Shares for cash, its initial tax basis in its pro rata share of the assets held by the Series at the time Shares are acquired will be equal to its cost of acquiring the Shares. In the case of a U.S. Shareholder that acquires its Shares by delivering Portfolio Securities and any cash to the Series, the delivery of the Portfolio Securities and any cash in exchange for the underlying assets represented by the Shares will not be a taxable event to the U.S. Shareholder, and the U.S. Shareholder’s tax basis and holding period for the U.S. Shareholder’s pro rata share of the assets held in the Series will be the same as its tax basis and holding period for the Portfolio Securities and any cash delivered by the U.S. Shareholder in exchange therefor.

When the Series sells Portfolio Securities, for example to pay expenses, a U.S. Shareholder generally will recognize gain or loss in an amount equal to the difference between (i) the U.S. Shareholder’s pro rata share of the amount realized by the Series upon the sale; and (ii) the U.S. Shareholder’s tax basis in its pro rata share of the Portfolio Securities that were sold, which gain or loss will generally be long-term or short-term capital gain or loss, depending upon whether the U.S. Shareholder has held its Shares for more than one year. A U.S. Shareholder’s tax basis in any Portfolio Securities sold by the Series generally will be determined by multiplying the U.S. Shareholder’s total basis for its share of all of the Portfolio Securities held in the Series immediately prior to the sale, by a fraction the numerator of which is the amount of Portfolio Securities sold and the denominator of which is the total amount of the Portfolio Securities held in the Series immediately prior to the sale. Immediately after any such sale, a U.S. Shareholder’s tax basis in its pro rata share of the Portfolio Securities remaining in the Series will equal its tax basis in its share of the total amount of the Portfolio Securities held in the Series immediately prior to the sale, less the portion of such basis allocable to its share of the Portfolio Securities that were sold.

On a sale or other disposition of Shares, a U.S. Shareholder generally will recognize gain or loss in an amount equal to the difference between (i) the amount realized on the sale of the Shares and (ii) the portion of its tax basis in its pro rata share of the Series assets that is attributable to the Shares disposed of, determined by multiplying the tax basis of its pro rata share of all of the assets held by the Series immediately prior to such sale or other disposition by a fraction the numerator of which is the number of Shares disposed of and the denominator of which is the total number of Shares it held immediately prior to such sale or other disposition. That gain or loss will generally be short-term capital gain or loss if the Shares were held for one year or less and long-term capital gain or loss if the Shares were held for more than one year. After any sale of fewer than all of U.S. Shareholder’s Shares, its tax basis in its pro rata share of the Series assets immediately after the sale of Shares generally will equal the tax basis in its pro rata share of the total amount of the assets of the Series immediately prior to the sale, less the portion of that tax basis that is taken into account in determining the amount of gain or loss recognized by the U.S. Shareholder upon the sale or other disposition.

When a Series sells Series assets, for example to pay expenses, a U.S. Shareholder generally will recognize gain or loss in an amount equal to the difference between (i) the U.S. Shareholder’s pro rata share of the amount realized by the Series upon the sale and (ii) its tax basis for its pro rata share of the Series assets that were sold, which gain or loss will generally be long-term or short-term capital gain or loss, depending upon whether the U.S. Shareholder is treated as having held its share of the Series assets that were sold for more than one year. A U.S. Shareholder’s tax basis for its share of Series assets sold by the Series generally will be determined by multiplying the U.S. Shareholder’s total basis for its share of all of the assets held by the Series immediately prior to the sale by a fraction, the numerator of which is the amount of Series assets sold and the denominator of which is the total amount of assets held in the Series immediately prior to the sale. After any such sale, a U.S. Shareholder’s tax basis for its pro rata share of the Series remaining assets will be equal to its tax basis for its share of the total amount of the assets held in the Series immediately prior to the sale, less the portion of such basis allocable to its share of the Series assets that were sold.

A redemption of some or all of a U.S. Shareholder’s Shares in exchange for the underlying assets represented by the Shares redeemed generally will not be a taxable event to the U.S. Shareholder. The U.S. Shareholder’s tax basis in the assets received in the redemption generally will be the same as the U.S. Shareholder’s tax basis in the portion of its pro rata share of the assets held in the Series immediately prior to the redemption that is attributable to the Shares redeemed. This is determined by multiplying the U.S. Shareholder’s tax basis in its pro rata share of the assets held in the Series immediately prior to the redemption by a fraction, the numerator of which is the number of Shares redeemed and the denominator of which is the number of Shares held by the U.S. Shareholder immediately prior to the redemption. The U.S. Shareholder’s holding period with respect to the assets received should include the period during which the U.S. Shareholder held the Shares redeemed. A subsequent sale of the Portfolio Securities received by the U.S. Shareholder will be a taxable event.

Immediately after any sale or redemption of less than all of a U.S. Shareholder’s Shares, the U.S. Shareholder’s tax basis in its pro rata share of the assets held in the Series immediately after such sale or redemption generally will equal its tax basis for its share of the total amount of the assets held in the Series immediately prior to the sale or redemption, reduced by the portion of such basis that is attributable to the Shares sold or redeemed, as addressed above. The foregoing discussion assumes that all of a U.S. Shareholder’s Shares were acquired on the same date and at the same price per Share. If a U.S. Shareholder owns multiple lots of Shares (i.e., Shares acquired on different dates and/or at different prices), it is uncertain whether the U.S. Shareholder may use the “specific identification” rules that apply under Treasury Regulations Section 1.1012-1(c) with respect to sales of stock, in determining the amount, and the long-term or short-term character, of any gain or loss recognized by the U.S. Shareholder upon the sale of Portfolio Securities held by the Trust, upon the sale of any Shares by the U.S. Shareholder, or upon the sale by the U.S. Shareholder of any Portfolio Securities received by it upon the redemption of any of its Shares. The IRS could take the position that a U.S. Shareholder has a blended tax basis and holding period for its pro rata share of the underlying assets in the Series. However, there is no tax guidance on this point. U.S. Shareholders that hold multiple lots of Shares, or that are contemplating acquiring multiple lots of Shares, should consult their own tax advisors as to the determination of the tax basis and holding period for the underlying assets related to such Shares.

The Series are expected to hold the Portfolio Securities, the Currency Hedge Contract and the Settlement Account. It is possible that the Series will hold other assets and realize income different from those described in this section, in which case a U.S. Shareholder will have U.S. federal income tax consequences different from or in addition to those described in this section.

The Currency Hedge Contract is likely to be classified as a “Section 988 transaction” because it is a type of financial instrument in which the amount of the payout is determined by reference to the value of one or more “nonfunctional currencies.” The Series have not received nor requested any written guidance from the IRS regarding the tax classification of the Currency Hedge Contract as a “Section 988 transaction.”

Generally, gain or loss attributable to a Section 988 transaction is ordinary income or loss rather than capital gain or loss and is sourced to the country of residence of the taxpayer. There are, however, complex rules that may enable a U.S. Shareholder to elect to treat any such foreign currency gain or loss attributable to the Currency Hedge Contract as capital gain or loss. Note there is very limited guidance with respect to the application of the Section 988 rules to a “grantor trust,” such as the Series, and there is no assurance that the IRS would respect an election made by a U.S. Shareholder (as opposed to an election by a Series) to treat any foreign currency gain or loss as capital gain or loss. The IRS, however, has historically taken and continues to take the position that a “grantor trust,” such as the Series, for most purposes is treated as inseparable from its owner or owners for U.S. federal income tax purposes. Accordingly, because a U.S. Shareholder is deemed for U.S. federal income tax purposes to be a proportionate owner of the Currency Hedge Contract, it may be entitled to make an election to treat any income or loss from the Currency Hedge Contract as capital gain or loss. There are very specific requirements that must be met to satisfy the capital gain or loss election described above including concurrent identification requirements under applicable Treasury Regulations. U.S. Shareholders are strongly urged to consult their own tax advisors prior to investing in a Series to determine whether they can satisfy the election requirements, to take the necessary steps to make timely elections, and to understand the tax consequences of the income or loss attributable to the Currency Hedge Contract. Note that the Series will not make an election to treat any foreign currency gain or loss as capital gain or loss.

Dividends received by the Series will be taxed to an individual U.S. Shareholder at the same U.S. federal income tax rates that apply to long-term capital gains, provided the dividends are qualifying dividends and certain holding period requirements are satisfied. Dividends that do not meet these requirements are generally taxed at ordinary income rates. Gains recognized by non-corporate U.S. Shareholders from a Series sale of Portfolio Securities treated as held for more than one year by the U.S. Shareholder are taxed at the maximum rate applicable to long-term capital gains.

Certain non-corporate U.S. Shareholders are required to pay a 3.8% tax on the lesser of the excess of their modified adjusted gross income over a threshold amount or their “net investment income,” which generally includes dividends, interest, and net gains from the disposition of investment property. This tax is in addition to any regular U.S. federal income taxes due on such investment income. U.S. Shareholders are urged to consult their own tax advisors regarding the effect this law may have on an investment in the Shares.

A corporate U.S. Shareholder generally will not be entitled to the dividends-received deduction with respect to any dividends received by a Series, because the dividends-received deduction is generally not available for dividends received from most foreign corporations.

Under the “wash sale” rules, a U.S. Shareholder may not be able to deduct a loss on the Series disposition of Portfolio Securities. As a result, it may be required to recognize income greater than the total cash actually received from the Series during the taxable year.

U.S. Shareholders will be required to recognize gain or loss upon a sale of Series assets (as discussed above), even though some or all of the proceeds of such sale are used to pay Series expenses. Generally, for U.S. federal income tax purposes, a U.S. Shareholder must take into account its full pro rata share of the Series income, even if some of that income is used to pay Series expenses.

Any brokerage or other transaction fees incurred by a U.S. Shareholder in purchasing Shares will be treated as part of its tax basis in the underlying assets of a Series. Similarly, any brokerage fee incurred by a U.S. Shareholder in selling Shares will reduce the amount realized by it with respect to the sale.

The Series will file certain information returns with the IRS, and provide certain tax-related information to Shareholders, in connection with the Series. The Series will make information available that will enable brokers and custodians through which Shareholders hold Shares to prepare and, if required, to file certain information returns (e.g., Form 1099) with the IRS. To the extent required by applicable Treasury Regulations, each Shareholder will be provided with information regarding its allocable portion of the Series annual income, expenses, gains and losses (if any). A U.S. Shareholder may be subject to U.S. backup withholding tax in certain circumstances unless it provides its taxpayer identification number and complies with certain certification procedures. The amount of any backup withholding will be allowed as a credit against a U.S. Shareholder’s U.S. federal income tax liability and may entitle it to a refund, provided that the required information is furnished to the IRS.

This discussion of “U.S. Federal Income Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

TRANSACTION FEES

Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fee is $250. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The standard creation transaction fee is the same regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the standard redemption transaction fee is the same regardless of the number of Creation Units redeemed on the same day. Authorized Participants who place creation orders through DTC for cash (when cash creations are available or specified) will also be responsible for the brokerage and other transaction costs of the Series relating to the cash portion of such creation order. In addition, purchasers of Shares in Creation Units are responsible for payment of the costs of transferring securities to the Series and redeemers of Shares in Creation Units are responsible for the costs of transferring securities from the Series. Investors who use the services of a broker or other such intermediary may pay fees for such services.

CODE OF ETHICS

The Trust and the Manager each have adopted a code of ethics that are designed to prevent affiliated persons of the Trust and the Manager from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Series (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities. The codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by the Series. The codes are on file with the SEC and are available to the public.

SERIES WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Manager maintains a website for the Series at www.adrhedged.com. The website for the Series contain the following information, on a per-Share basis, for each Series: (1) the prior business day’s NAV; (2) the market closing price or the reported midpoint of the bid-ask spread at the time of NAV calculation (“Bid-Ask Price”); and (3) a calculation of the premium or discount of the market closing price or the Bid-Ask Price against such NAV. In addition, on each business day, before the commencement of trading in Shares on the Exchange, each Series will disclose on its website (www.adrhedged.com) the identities and quantities of the portfolio securities and other assets held by the Series that will form the basis for the calculation of NAV at the end of the business day.

A description of the Series policies and procedures with respect to the disclosure of the Series portfolio securities is available in the SAI.

OTHER INFORMATION

The Trust was organized as a Delaware statutory trust on August 27, 2010. Its Declaration of Trust currently permits the Trust to issue an unlimited number of Shares of beneficial interest. If Shareholders are required to vote on any matters, each Share outstanding would be entitled to one vote. Annual meetings of Shareholders will not be held except as required by the Investment Company Act and other applicable law. See the Series SAI for more information concerning the Trust’s form of organization.

PrecidianSM is a service mark of Precidian Funds, LLC.

FINANCIAL HIGHLIGHTS

The Series are newly organized and therefore have not yet had any operations as of the date of this Prospectus.

Precidian ETFs Trust

FOR MORE INFORMATION

If you would like more information about the Trust, the Series and the Shares, the following documents are available free upon request:

Annual/Semi-Annual Report

Additional information about the Series investments will be available in the Series annual and semi-annual reports to Shareholders. In the Series annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Series performance during its last fiscal year.

Statement of Additional Information

Additional information about the Series and their policies is also available in the Series SAI. The SAI is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).

The Series annual and semi-annual reports (when available) and the SAI are available free of charge upon request by calling Precidian Funds, LLC at 1-844-954-5333. You can also access and download the annual and semi-annual reports (when available) and the SAI at the Series website: http://www.ADRhedged™.com.

To obtain other information and for Shareholder inquiries:

By telephone:	1-(844)-954-5333
By mail:	Precidian ETFs Trust 8730 Stony Point Parkway Suite 205 Richmond, VA 23235
On the Internet:	SEC Edgar database: www.sec.gov; or
The Trust: www.adrhedged.com

You may review and obtain copies of Series documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Series documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.

No person is authorized to give any information or to make any representations about the Series and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Dealers effecting transactions in the Series Shares, whether or not participating in this distribution, may be generally required to deliver a Prospectus. This is in addition to any obligation dealers have to deliver a Prospectus when acting as underwriters.

The Series investment company registration number is 811-22524.